CAPITAL STOCK	12 Months Ended
Dec. 31, 2013
Stockholders Equity Note [Abstract]
CAPITAL STOCK
10. CAPITAL STOCK

a)	Series B, C, D Convertible Preferred Stock and Common Stock

Convertible Series B preferred shares ("Series B") are non-dividend bearing, and are convertible into shares of the Company’s common stock at any time at the option of the holder and are subject to adjustment in accordance with certain anti-dilution clauses. Cumulative Series C preferred shares ("Series C") are not convertible but are entitled to cumulative cash dividends at the rate of $.65 per share per annum, payable in each year commencing the year after all the shares of Series B are retired. There were no cumulative cash dividends payable as of December 31, 2013 and 2012, respectively. Convertible Series D preferred shares ("Series D") are non-dividend bearing and are convertible into shares of the Company’s common stock at the option of the Company and are subject to adjustment in accordance with certain anti-dilution clauses. All Series D Preferred Shares were converted into common stock in April 2002.

a.1)	Voting Rights
The holders of Series B and Series C preferred stock have no voting rights. Each share of common stock is entitled to one vote.

a.2)	Dividend Restrictions

No cash dividends may be declared or paid on the Company’s common stock if, and as long as, Series B preferred stock is still outstanding or there are dividends in arrears on outstanding shares of Series C preferred stock. No dividends may be declared on Series C shares if, and as long as, any Series B shares are outstanding. There were no cumulative cash dividends payable as of December 31, 2013 and 2012, respectively.

a.3)	Other information is summarized as follows:
	Convertible Series B	Cumulative Series C
Number of common shares to be issued upon conversion of each preferred share	10	None

Redemption price and involuntary liquidation value per preferred shares (if redeemed, ranking would be Convertible Series D then , Convertible Series B then Cumulative Series C)	$2.00	$10.00	(1)

(1) Plus any dividend in arrears.

b) Series E Convertible Preferred Stock

b.1) Authorized Number
Fifty Thousand (50,000) of the authorized shares of Preferred Stock are hereby designated “Series E Convertible Preferred Stock” par value $1.00 per share (“E Preferred”).

b.2) Designation
The rights, preferences, privileges, restrictions and other matters relating to E Preferred, as filed with the Secretary of State, Delaware, are as follows:

(1)            Dividends   The shares of E Preferred shall not bear any dividends.

(2)            Distribution of Assets Upon Liquidation   In the event the Company shall be liquidated, dissolved or wound up, whether voluntarily or involuntarily, each holder of shares of E Preferred, shall be able to share ratably in the proceeds available along with the holders of shares of Common Stock on an as converted basis (meaning for these purposes, that each share of E Preferred shall have rights equivalent to the number of shares of Common Stock into which such E Preferred is convertible).

(3)            Voting Rights   Each holder of outstanding shares of E Preferred shall be entitled to the number of votes equal to the number of whole shares of Common Stock into which the share of E Preferred held by such holder would then be convertible assuming a sufficient number of shares of Common Stock were then authorized and available for issuance, at each meeting of the stockholders of the Company (and written actions of stockholders in lieu of meetings) with respect to any and all matters presented to the stockholders of the Company for their action or consideration (including without limitation, any matter voted on together with the holders of Common Stock).  Except as provided by law, by any of the provisions contained herein or by the provisions establishing any other series of stock, holders of E Preferred shall vote together with the holders of Common Stock as a single class.

(4)            Mandatory Conversion of E Preferred      All of the shares of E Preferred shall be automatically converted into shares of Common Stock at the Conversion Rate then in effect (a "Mandatory Conversion").  The “Conversion Rate” is 10,000 shares of Common Stock for each share of E Preferred. All issued and outstanding shares of E Preferred converted into shares of common stock on March 15, 2010 at the rate of 10,000 shares of common stock for each share of E Preferred.

c) Series F Convertible Preferred Stock

c.1) Authorized Number
Ten Thousand (10,000) of the authorized shares of Preferred Stock are hereby designated “Series F Convertible Preferred Stock” par value $1.00 per share (“F Preferred”).

c.2) Designation
The rights, preferences, privileges, restrictions and other matters relating to F Preferred, as filed with the Secretary of State, Delaware, are as follows:

(1)            Dividends   The shares of F Preferred shall not bear any dividends.

(2)            Distribution of Assets Upon Liquidation   In the event the Company shall be liquidated, dissolved or wound up, whether voluntarily or involuntarily, each holder of shares of F Preferred, shall be able to share ratably in the proceeds available along with the holders of shares of Common Stock on an as converted basis (meaning for these purposes, that each share of F Preferred shall have rights equivalent to the number of shares of Common Stock into which such F Preferred is convertible).

(3)            Voting Rights   (a)  Each holder of outstanding shares of F Preferred shall be entitled to the number of votes equal to the number of whole shares of Common Stock into which the share of F Preferred held by such holder would then be convertible assuming a sufficient number of shares of Common Stock were then authorized and available for issuance, at each meeting of the stockholders of the Company (and written actions of stockholders in lieu of meetings) with respect to any and all matters presented to the stockholders of the Company for their action or consideration (including without limitation, any matter voted on together with the holders of Common Stock).  Except as provided by law, by any of the provisions contained herein or by the provisions establishing any other series of stock, holders of F Preferred shall vote together with the holders of Common Stock as a single class.

(b)  Until such time as the Company has achieved annual EBITDA (as defined in the agreement) of at least $10,000,000, the consent of a majority of the holders of the outstanding shares of F Preferred, voting as a separate class, shall be required to approve: (i) any offer, sale, designation or issuance of any security senior to or pari passu with the F Preferred; (ii) the repurchase or redemption of capital stock of the Company (except from employees at cost upon termination); (iii) any increase or decrease in the number of authorized shares of Common Stock or Preferred Stock; (iv) any amendment to the Certificate of Incorporation or other governing documents of the Company; (v) any alteration or change to the rights, preferences or privileges of the F Preferred, by merger, consolidation or otherwise; (vi) the entry into the sale or exclusive license of all or substantially all the assets of the Company, mergers, consolidations, other business combinations, recapitalizations and liquidations; (vii) any acquisition of the stock or assets of any other entity; (viii) any dividends or distributions on the Company’s capital stock;  and (ix) the expansion into any new businesses.  The foregoing will apply to any subsidiary or controlled affiliate of the Company.

(4)            Conversion of F Preferred   At the option of the holder each share of F Preferred may be converted into fully paid and non-assessable shares of the Company’s Common Stock at the rate of 120,000 shares of Common Stock for each share of F Preferred.

d) Series G Convertible Preferred Stock

c.1) Authorized Number
Four Hundred Thousand (400,000) of the authorized shares of Preferred Stock are hereby designated “Series G Convertible Preferred Stock” par value $1.00 per share, stated value $50 (“G Preferred”).

c.2) Designation
The rights, preferences, privileges, restrictions and other matters relating to G Preferred, as filed with the Secretary of State, Delaware, are as follows:

(1)            Dividends   The shares of G Preferred shall bear a 10% annual dividend, payable quarterly in kind based on the equivalent of 90% of the average of the last ten trading day closing price of the Common Stock prior to the dividend payment date.

(2)            Distribution of Assets Upon Liquidation   In the event the Company shall be liquidated, dissolved or wound up, whether voluntarily or involuntarily, each holder of shares of G Preferred, has a liquidation preference before any payment or distribution on the Common Stock or on any other class of stock ranking junior to the G Preferred up to the Stated Value and, thereafter, shares ratably in proceeds available along with the holders of shares of Common Stock and any other share of stock entitled to payment upon liquidation.

(3)            Voting Rights   (a)  Each holder of outstanding shares of G Preferred shall be entitled to the number of votes equal to the number of whole shares of Common Stock into which the share of G Preferred held by such holder would then be convertible assuming a sufficient number of shares of Common Stock were then authorized and available for issuance, at each meeting of the stockholders of the Company (and written actions of stockholders in lieu of meetings) with respect to any and all matters presented to the stockholders of the Company for their action or consideration (including without limitation, any matter voted on together with the holders of Common Stock).  Except as provided by law, by any of the provisions contained herein or by the provisions establishing any other series of stock, holders of G Preferred shall vote together with the holders of Common Stock as a single class.

(4)            Conversion of G Preferred   At the option of the holder each share of G Preferred may be converted into fully paid and non-assessable shares of the Company’s Common Stock at the rate of 250 shares of Common Stock for each share of G Preferred. The holder of each G Preferred has anti-dilution rights whereby any Common Stock shares that are issued or sold at a price less than the Conversion Rate in effect, then the Conversion Rate shall be reduced to an amount equal to the New Securities Issuance Price.

e) Common Stock

e.1) Authorized Number
Two Billion (2,000,000,000) of the authorized shares of Common Stock are hereby designated “ Common Stock” par value $0.001 per share.

The cost of all share-based awards to employees, including grants of warrants and restricted stock, is recognized in the financial statements based on the fair value of the awards at grant date. The fair value of the warrant award is determined using the Black-Scholes valuation model on the date of grant. The fair value of the share-based awards is recognized as stock-based compensation expense on a straight-line basis over the requisite service period from the date of grant. As of December 31, 2013, there was approximately $43,125 of total unrecognized compensation cost related to non-vested warrant based compensation arrangements granted under the Company’s compensation plan. The cost is expected to be recognized over a period of 2 years. This expected cost does not include the impact of any future stock-based compensation awards.